Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Earnings per share [abstract]
Net income	$ 94.6	$ 70.3	$ 148.0
Weighted average number of multiple and subordinate voting shares outstanding (in shares)	108,296,802	110,261,600	109,892,031
Weighted average number of shares on exercise of stock options and RSUs (in shares)	857,919	850,573	1,276,757
Diluted weighted average number of multiple and subordinate voting shares outstanding (in shares)	109,154,721	111,112,173	111,168,788
Basic (in CAD per share)	$ 0.87	$ 0.64	$ 1.35
Diluted (in CAD per share)	$ 0.87	$ 0.63	$ 1.33
Shares excluded from number of ordinary shares outstanding (in shares)	1,475,545	914,961	630,374